Offerings - Offering: 1	Jul. 22, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	126,900,000
Maximum Aggregate Offering Price	$ 42,300.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5.84
Offering Note	The securities being registered will be issued by Air Industries Group (the "Registrant") in connection with the merger described in the proxy statement/prospectus forming a part of this Registration Statement. Pursuant to Rule 416(a), the Registration Statement also registers such indeterminate number of additional securities as may be issued to prevent dilution resulting from share subdivisions, share dividends or similar events. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(f)(3) under the Securities Act. The securities expected to be cancelled in exchange for Common Stock of the Registrant are securities of a private limited liability company with an accumulated deficit, for which no market exists, and which have no par value. Accordingly, pursuant to Rule 457(f)(3), the proposed maximum aggregate offering price has been calculated as one-third of the aggregate par value of the shares of Common Stock of the Registrant, to be issued or reserved for issuance in the merger (126,900,000 shares * $0.001 par value per share / 3 = $42,300.00). Calculated pursuant to Section 6(b) of the Securities Act at a rate equal to $138.10 per $1,000,000 of the proposed maximum aggregate offering price, which is the fee rate in effect for the Commission's fiscal year 2026.